EARNINGS PER SHARE	12 Months Ended
Jan. 02, 2022
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS (LOSS) PER SHARE:
Reconciliation between basic and diluted earnings (loss) per share is as follows:

	2021	2020

Net earnings (loss) - basic and diluted	$607,183	$(225,282)

Basic earnings (loss) per share:
Basic weighted average number of common shares outstanding	197,014	198,361
Basic earnings (loss) per share	$3.08	$(1.14)

Diluted earnings (loss) per share:
Basic weighted average number of common shares outstanding	197,014	198,361
Plus dilutive impact of stock options, Treasury RSUs, and common shares held in trust	581	—
Diluted weighted average number of common shares outstanding	197,595	198,361
Diluted earnings (loss) per share	$3.07	$(1.14)

Excluded from the above calculation for the year ended January 2, 2022 are nil stock options (2020 - 3,519,127) and nil Treasury RSUs (2020 - 43,485) which were deemed to be anti-dilutive.